Deferred Tax - Summary of Tax Losses and Other Tax Attributes (Detail) $ in Millions	Dec. 31, 2020 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax Value	$ 1,397
Unrecognized Deferred Tax Assets	(1,188)
Net Deferred Tax Assets	209
Unused tax losses [member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carry Forward Loss/Tax Attributes	2,130
Tax Value	562
Unrecognized Deferred Tax Assets	(559)
Net Deferred Tax Assets	3
Unused tax losses [member] | Other Jurisdictions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carry Forward Loss/Tax Attributes	1,911
Tax Value	491
Unrecognized Deferred Tax Assets	(430)
Net Deferred Tax Assets	61
Capital Losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carry Forward Loss/Tax Attributes	737
Tax Value	162
Unrecognized Deferred Tax Assets	(99)
Net Deferred Tax Assets	63
Investment in subsidiaries [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carry Forward Loss/Tax Attributes	300
Tax Value	75
Unrecognized Deferred Tax Assets	(75)
Other deductible temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Carry Forward Loss/Tax Attributes	30
Tax Value	8
Unrecognized Deferred Tax Assets	(8)
U.S. state net operating losses [member] | U.S. [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax Value	12
Unrecognized Deferred Tax Assets	(10)
Net Deferred Tax Assets	2
Other attributes and credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax Value	87
Unrecognized Deferred Tax Assets	(7)
Net Deferred Tax Assets	$ 80